Schedule of Investments (unaudited)	iShares® GNMA Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 109.5%
Government National Mortgage Association
1.50%, 02/20/51(a)	$500	$507,265
2.00%, 02/20/51(a)	36,600	38,012,531
2.00%, 03/18/51(a)	12,450	12,908,121
2.50%, 01/15/28	5	5,464
2.50%, 02/20/28	11	11,290
2.50%, 01/20/31	172	181,363
2.50%, 07/20/35	2,989	3,147,063
2.50%, 04/20/43	22	23,610
2.50%, 12/20/46	2,429	2,578,549
2.50%, 01/20/47	238	252,388
2.50%, 08/20/50	24,730	26,024,643
2.50%, 09/20/50	6,933	7,295,807
2.50%, 12/20/50	30,299	31,885,343
2.50%, 01/20/51	4,800	5,051,298
2.50%, 02/20/51(a)	12,660	13,322,178
2.50%, 02/20/51	5,075	5,353,332
2.50%, 03/18/51(a)	3,550	3,729,025
3.00%, 07/15/27	7	7,670
3.00%, 09/15/27	10	11,074
3.00%, 01/20/31	221	233,896
3.00%, 07/20/31	367	389,077
3.00%, 02/20/32	286	303,372
3.00%, 09/15/42	6	7,248
3.00%, 10/15/42	48	51,711
3.00%, 01/20/43	558	598,200
3.00%, 07/15/43	95	99,947
3.00%, 09/20/43	1,163	1,247,579
3.00%, 01/15/44	2,387	2,503,292
3.00%, 08/20/44	639	682,820
3.00%, 05/20/45	564	601,913
3.00%, 07/20/45	153	163,484
3.00%, 10/20/45	245	261,925
3.00%, 11/20/45	3,812	4,067,660
3.00%, 12/20/45	3,035	3,239,014
3.00%, 01/20/46	1,028	1,096,691
3.00%, 02/20/46	1,038	1,107,719
3.00%, 03/20/46	1,352	1,438,018
3.00%, 04/20/46	2,749	2,924,064
3.00%, 05/20/46	3,448	3,667,398
3.00%, 06/20/46	1,221	1,298,850
3.00%, 07/20/46	1,244	1,322,787
3.00%, 08/20/46	7,974	8,482,392
3.00%, 09/20/46	2,358	2,508,024
3.00%, 12/15/46	248	260,397
3.00%, 12/20/46	883	939,314
3.00%, 02/15/47	235	246,897
3.00%, 02/20/47	955	1,015,455
3.00%, 06/20/47	120	127,326
3.00%, 07/20/47	2,128	2,262,550
3.00%, 12/20/47	1,346	1,430,758
3.00%, 01/20/48	1,904	2,024,023
3.00%, 02/20/48	101	107,251
3.00%, 04/20/49	4,341	4,615,204
3.00%, 07/20/49	1,039	1,088,573
3.00%, 09/20/49	82	85,448
3.00%, 11/20/49	3,095	3,242,686
3.00%, 01/20/50	3,914	4,100,842

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/20/50	$3,498	$3,665,446
3.00%, 04/20/50	24,094	25,280,358
3.00%, 07/20/50	29,461	30,912,461
3.00%, 08/20/50	2,914	3,057,593
3.00%, 09/20/50	4,235	4,443,436
3.00%, 01/20/51	14,593	15,311,723
3.00%, 02/20/51(a)	5,675	5,950,326
3.50%, 02/15/26	4	4,476
3.50%, 11/15/26	3	3,406
3.50%, 02/20/27	9	9,814
3.50%, 01/20/31	71	75,275
3.50%, 07/20/32	204	217,696
3.50%, 09/15/41	7	7,831
3.50%, 06/20/42	5,504	5,875,574
3.50%, 09/15/42	25	26,786
3.50%, 09/20/42	199	215,841
3.50%, 10/15/42	8	9,034
3.50%, 10/20/42	470	510,769
3.50%, 11/15/42	41	44,895
3.50%, 11/20/42	1,531	1,663,481
3.50%, 12/20/42	161	174,598
3.50%, 02/20/43	1,172	1,271,794
3.50%, 03/15/43	632	692,145
3.50%, 05/15/43	51	55,475
3.50%, 06/15/43	146	159,291
3.50%, 04/20/45	553	597,380
3.50%, 11/20/45	22	23,588
3.50%, 12/20/45	151	163,511
3.50%, 03/20/46	797	856,451
3.50%, 04/20/46	126	135,563
3.50%, 06/20/46	1,261	1,354,705
3.50%, 07/20/46	7,518	8,079,292
3.50%, 11/20/46	22	23,610
3.50%, 12/20/46	289	311,015
3.50%, 01/20/47	110	118,484
3.50%, 02/20/47	274	294,119
3.50%, 03/20/47	583	621,895
3.50%, 04/20/47	2,455	2,625,449
3.50%, 08/20/47	806	888,012
3.50%, 10/20/47	17,254	18,434,969
3.50%, 11/20/47	2,270	2,422,803
3.50%, 12/15/47	571	626,798
3.50%, 12/20/47	657	729,462
3.50%, 01/20/48	765	816,503
3.50%, 02/20/48	3,259	3,478,632
3.50%, 04/20/48	172	190,756
3.50%, 01/20/50	8,811	9,321,977
3.50%, 03/20/50	7,881	8,338,329
3.50%, 04/20/50	26,156	27,672,377
3.50%, 05/20/50	17,205	18,202,633
3.50%, 06/20/50	1,641	1,763,229
3.50%, 08/20/50	6,289	6,755,991
3.50%, 02/20/51(a)	19,299	20,424,034
3.50%, 03/18/51(a)	125	132,378
4.00%, 03/20/26	3	3,367
4.00%, 07/20/26	3	2,692
4.00%, 02/15/41	10	11,003
4.00%, 03/15/41	15	16,434
4.00%, 04/15/41	46	50,620
4.00%, 05/15/41	8	8,922

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/15/41	$12	$13,644
4.00%, 01/15/42	9	9,742
4.00%, 02/15/42	24	27,216
4.00%, 03/15/42	58	64,363
4.00%, 05/15/42	9	10,055
4.00%, 08/15/42	16	17,271
4.00%, 09/20/42	287	317,082
4.00%, 04/15/44	59	64,662
4.00%, 05/15/44	53	58,142
4.00%, 08/20/44	44	49,148
4.00%, 10/20/44	488	540,016
4.00%, 03/20/45	1,858	2,054,560
4.00%, 08/15/45	4,023	4,436,165
4.00%, 08/20/45	870	959,767
4.00%, 09/20/45	1,219	1,343,787
4.00%, 10/20/45	11	11,906
4.00%, 01/20/46	18	19,979
4.00%, 03/20/46	207	228,712
4.00%, 07/20/46	21	22,743
4.00%, 09/20/46	605	656,056
4.00%, 11/20/46	242	262,893
4.00%, 12/15/46	38	41,980
4.00%, 06/20/47	4,080	4,404,106
4.00%, 07/20/47	872	940,986
4.00%, 08/20/47	16	16,996
4.00%, 11/20/47	255	275,290
4.00%, 03/20/48	2,668	2,879,210
4.00%, 04/20/48	1,144	1,265,908
4.00%, 05/20/48	5,278	5,800,792
4.00%, 07/20/48	1,009	1,084,483
4.00%, 09/20/48	1,336	1,436,311
4.00%, 11/20/48	19,590	21,116,074
4.00%, 09/15/49	590	642,343
4.00%, 01/20/50	1,544	1,647,910
4.00%, 02/20/50	35	37,280
4.00%, 09/20/50	848	904,595
4.00%, 02/20/51(a)	14,255	15,240,878
4.50%, 07/20/24	2	2,188
4.50%, 08/15/39	135	151,225
4.50%, 07/15/40	37	41,029
4.50%, 08/15/40	64	71,459
4.50%, 11/20/45	363	405,116
4.50%, 08/20/46	626	699,166
4.50%, 09/20/46	95	106,385
4.50%, 10/20/46	104	116,641
4.50%, 11/20/46	114	127,259
4.50%, 04/20/47	13	14,162
4.50%, 06/20/47	15	16,770
4.50%, 02/20/48	902	987,527
4.50%, 06/20/48	62	66,556
4.50%, 07/20/48	390	419,284
4.50%, 08/20/48	322	346,819
4.50%, 09/20/48	9,397	10,110,312
4.50%, 10/20/48	324	348,423
4.50%, 12/20/48	3,288	3,537,370
4.50%, 01/20/49	472	507,366
4.50%, 03/20/49	49	52,710
4.50%, 06/20/49	1,819	1,957,656
Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/20/49	$588	$632,377
4.50%, 10/20/49	447	480,921
4.50%, 01/20/50	2,629	2,828,675
4.50%, 02/20/51(a)	5,484	5,907,725
5.00%, 07/15/39	32	35,862
5.00%, 07/20/42	177	197,069
5.00%, 07/20/46	73	83,402
5.00%, 04/20/48	114	125,329
5.00%, 05/20/48	671	735,634
5.00%, 11/20/48	179	195,231
5.00%, 12/20/48	170	185,610
5.00%, 01/20/49	521	569,148
5.00%, 04/20/49	32	35,006
5.00%, 09/20/50	587	648,180
5.00%, 02/20/51 (a)	8,162	8,898,916
5.50%, 10/15/38	22	24,457
5.50%, 07/20/40	287	325,906
5.50%, 02/20/51(a)	625	688,635
6.00%, 09/20/38	28	31,841
6.00%, 02/20/51(a)	200	224,371
		557,131,095
Total U.S. Government & Agency Obligations — 109.5%
(Cost: $553,744,872)		557,131,095

Short-Term Investments

Money Market Funds — 20.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	101,524	101,524,000

Total Short-Term Investments — 20.0%
(Cost: $101,524,000)		101,524,000

Total Investments Before TBA Sales Commitments — 129.5%
(Cost: $655,268,872)		658,655,095

TBA Sales Commitments

Mortgage-Backed Securities — (10.1)%
Government National Mortgage Association
1.50%, 02/20/51(a)	(100)	(101,453)
2.00%, 02/20/51(a)	(13,225)	(13,735,402)
2.50%, 02/20/51(a)	(9,300)	(9,786,434)
3.00%, 02/20/51(a)	(5,675)	(5,950,326)
3.50%, 02/20/51(a)	(18,425)	(19,498,832)
4.00%, 02/20/51(a)	(2,375)	(2,539,255)
		(51,611,702)

Total TBA Sales Commitments — (10.1)%
(Proceeds: $(51,633,297))		(51,611,702)

Total Investments, Net of TBA Sales Commitments — 119.4%
(Cost: $603,635,575)		607,043,393

Other Assets, Less Liabilities — (19.4)%		(98,458,699)

Net Assets — 100.0%		$508,584,694

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2021

(a)	TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$97,794,000	$3,730,000	(a)	$—	$—	$—	$101,524,000	101,524	$25,091	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$557,131,095	$—	$557,131,095
Money Market Funds	101,524,000	—	—	101,524,000
	101,524,000	557,131,095	—	658,655,095
Liabilities
TBA Sales Commitments	—	(51,611,702)	—	(51,611,702)
	$101,524,000	$505,519,393	$—	$607,043,393

Portfolio Abbreviations - Fixed Income

TBA	To-Be-Announced

3